BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash and Cash Equivalents	$ 570,008	$ 667,207	$ 1,011,100	$ 1,064,714
Other current financial assets	45,604	15,350
Other current non-financial assets	240,254	206,059
Trade and other current receivables	997,902	873,295
Accounts receivable due from related companies	2,616	7,563
Current Inventories	1,399,846	1,470,011
Current biological assets	370,957	330,435
Current tax assets	119,031	203,722
Non-current assets or disposal groups classified as held for sale	3,746,218	3,773,642
Non-current assets or disposal groups classified as held for sale	429,360	1,279
Total current assets	4,175,578	3,774,921
Other non-current financial assets	33,512	63,321
Other non-current non-financial assets	106,174	92,514
Trade and other non-current receivables	101,501	32,674
Investments accounted for using equity method	423,611	365,671	336,642
Intangible assets other than goodwill	66,431	73,439
Goodwill	55,891	54,800	57,697
Property, plant and equipment	9,607,116	9,542,335
Right of use assets	600,361	306,487
Non-current biological assets	2,651,622	2,864,935
Deferred tax assets	88,567	9,011	7,637
Total non-current assets	13,734,786	13,405,187	12,744,267
Total assets	17,910,364	17,180,108	$ 16,668,311
U.S Dollar [Member]
Statement [Line Items]
Cash and Cash Equivalents	310,108	395,254
Other current financial assets	20,303	15,350
Other current non-financial assets	61,669	74,898
Trade and other current receivables	711,883	614,204
Accounts receivable due from related companies	14	0
Current Inventories	1,234,477	1,298,649
Current biological assets	298,703	264,858
Current tax assets	103,781	174,287
Non-current assets or disposal groups classified as held for sale	2,740,938	2,837,500
Non-current assets or disposal groups classified as held for sale	107	1,215
Total current assets	2,741,045	2,838,715
Other non-current financial assets	33,512	63,321
Other non-current non-financial assets	71,784	2,980
Trade and other non-current receivables	13,613	5,880
Investments accounted for using equity method	137,746	87,826
Intangible assets other than goodwill	62,868	71,141
Goodwill	41,458	41,408
Property, plant and equipment	9,037,099	9,024,490
Right of use assets	203,637	161,087
Non-current biological assets	2,496,739	2,549,796
Deferred tax assets	81,309	5,035
Total non-current assets	12,179,765	12,012,964
Total assets	14,920,810	14,851,679
Euros [Member]
Statement [Line Items]
Cash and Cash Equivalents	6,532	4,884
Other current financial assets	0	0
Other current non-financial assets	569	115
Trade and other current receivables	30,330	36,425
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	37,431	41,424
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	37,431	41,424
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	0	0
Investments accounted for using equity method	215,322	203,443
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	215,322	203,443
Total assets	252,753	244,867
Brazilian Real [Member]
Statement [Line Items]
Cash and Cash Equivalents	30,402	103,829
Other current financial assets	0	0
Other current non-financial assets	31,594	17,745
Trade and other current receivables	67,137	50,646
Accounts receivable due from related companies	0	0
Current Inventories	117,927	130,707
Current biological assets	72,254	65,577
Current tax assets	3,716	8,333
Non-current assets or disposal groups classified as held for sale	323,030	376,837
Non-current assets or disposal groups classified as held for sale	429,197	15
Total current assets	752,227	376,852
Other non-current financial assets	0	0
Other non-current non-financial assets	28,415	16,022
Trade and other non-current receivables	21,614	0
Investments accounted for using equity method	34,557	36,489
Intangible assets other than goodwill	3,352	1,940
Goodwill	14,433	13,392
Property, plant and equipment	406,713	389,522
Right of use assets	395,560	144,626
Non-current biological assets	154,883	315,139
Deferred tax assets	6,947	3,500
Total non-current assets	1,066,474	920,630
Total assets	1,818,701	1,297,482
Argentine Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	58,592	97,859
Other current financial assets	25,301	0
Other current non-financial assets	2,945	5,333
Trade and other current receivables	19,916	33,287
Accounts receivable due from related companies	174	4,713
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	10,296
Non-current assets or disposal groups classified as held for sale	106,928	151,488
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	106,928	151,488
Other non-current financial assets	0	0
Other non-current non-financial assets	4,965	97
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	4,965	97
Total assets	111,893	151,585
Mexican Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	26,439	28,564
Other current financial assets	0	0
Other current non-financial assets	2,975	2,979
Trade and other current receivables	34,234	33,089
Accounts receivable due from related companies	0	0
Current Inventories	46,389	39,353
Current biological assets	0	0
Current tax assets	9,007	9,495
Non-current assets or disposal groups classified as held for sale	119,044	113,480
Non-current assets or disposal groups classified as held for sale	56	49
Total current assets	119,100	113,529
Other non-current financial assets	0	0
Other non-current non-financial assets	620	742
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	211	358
Goodwill	0	0
Property, plant and equipment	162,067	127,120
Right of use assets	1,164	774
Non-current biological assets	0	0
Deferred tax assets	311	476
Total non-current assets	164,373	129,470
Total assets	283,473	242,999
Other Country Currencies [Member]
Statement [Line Items]
Cash and Cash Equivalents	3,149	26,793
Other current financial assets	0	0
Other current non-financial assets	8,671	7,406
Trade and other current receivables	640	1,972
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	1,388	1,137
Non-current assets or disposal groups classified as held for sale	13,848	37,308
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	13,848	37,308
Other non-current financial assets	0	0
Other non-current non-financial assets	8	8
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	8	8
Total assets	13,856	37,316
Chilean Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	134,786	10,024
Other current financial assets	0	0
Other current non-financial assets	131,831	97,583
Trade and other current receivables	115,907	97,616
Accounts receivable due from related companies	2,428	2,850
Current Inventories	1,053	1,302
Current biological assets	0	0
Current tax assets	1,139	174
Non-current assets or disposal groups classified as held for sale	387,144	209,549
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	387,144	209,549
Other non-current financial assets	0	0
Other non-current non-financial assets	382	72,665
Trade and other non-current receivables	1,889	3,434
Investments accounted for using equity method	35,986	37,913
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	1,237	1,203
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	39,494	115,215
Total assets	426,638	324,764
U.F. [Member]
Statement [Line Items]
Cash and Cash Equivalents	0	0
Other current financial assets	0	0
Other current non-financial assets	0	0
Trade and other current receivables	17,855	6,056
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	17,855	6,056
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	17,855	6,056
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	64,385	23,360
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	64,385	23,360
Total assets	$ 82,240	$ 29,416